UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.

800 Golfview Park

Lenoir, NC 28645

(Address of principal executive offices) (Zip code)

Carol Frye

800 Golfview Park

P. O. Box 500

Lenoir, NC 28645

(Name and address of agent for service)

Registrant’s telephone number, including area code: 828-758-6100

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2015

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
ENTERGY CORP NEW		3.625%	9/15/2015	$250,000	$250,149	$250,636
XEROX CORP MEDIUM TERM		7.200%	4/1/2016	500,000	511,970	519,994
EXPRESS SCRIPTS INC		3.125%	5/15/2016	250,000	250,371	253,818
HEWLETT PACKARD CO		3.000%	9/15/2016	250,000	249,868	254,517
TRANSOCEAN INC		5.050%	12/15/2016	250,000	251,007	252,500
AMBEV INTL FIN CO LTD		9.500%	7/24/2017	430,769	452,260	71,250
AVON PRODUCTS INC		4.200%	7/15/2018	500,000	501,508	460,000
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,957,533	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	646,281	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,630,376	-

TOTAL INVESTMENTS IN FIXED INCOME				$8,930,769	$6,701,323	$2,062,715	1.92%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
AVENUE INCOME CREDIT STRATEGIES COM	50,000.00	$848,816	$704,000
DOUBLELINE TOTAL RETURN BOND I	226,010.04	2,500,000	2,468,030
EATON VANCE FLOATING RATE A	26,315.79	250,000	242,368
FAIRHOLME FOCUSED INCOME FUND	68,685.46	750,000	755,540
FLAHERTY & CRUMRINE PREFERRED I	11,833.00	87,440	155,985
FPA NEW INCOME INC COM	716,128.81	7,500,000	7,225,740
LOOMIS SAYLES BOND INSTITUTIONAL	120,930.18	1,612,500	1,707,534
OSTERWEIS STRATEGIC INCOME	19,861.83	230,000	227,219
PIMCO DYNAMIC CREDIT INCOME FUND	25,000.00	565,060	491,500
PIMCO DYNAMIC INCOME FUND COM	25,000.00	715,425	727,000
PIMCO FDS INCOME FUND INSTL	128,944.70	1,500,000	1,595,046
RIVERNORTH/OAKTREE HIGH INCOME I	24,533.86	250,000	235,280
THIRD AVENUE FOCUSED CREDIT INSTITUTIONAL	142,568.97	1,500,000	1,271,715
TOTAL BOND MUTUAL FUNDS		18,309,241	17,806,957	16.59%

STOCK MUTUAL FUNDS:
INTERNATIONAL EQUITIES
Asia Ex-Japan Stock
ISHARES INC MSCI SINGAPORE	20,000.00	255,572	240,800

TOTAL INTERNATIONAL EQUITIES		255,572	240,800	0.22%

SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV	20,045.04	422,892	509,545	0.47%

Financial
FRANKLIN INCOME FUND ADVIS	119,047.62	250,000	270,238	0.25%

Large Cap Blend
COOK & BYNUM FUND	33,738.19	500,000	506,748
FEDERATED STRATEGIC VALUE DIVIDEND C	15,600.62	100,000	93,760
SELECTED AMERICAN SHARES D	2,059.31	100,000	84,308
T ROWE PRICE PERSONAL STRATEGY GROWTH	4,370.83	90,476	135,364
YACKTMAN FUND SVC	24,771.08	506,985	597,726
		1,297,461	1,417,906	1.32%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
Long-Short
GOTHAM ABSOLUTE RETURN INSTITUTIONAL		18,436.58	250,000	238,938
GOTHAM NEUTRAL INSTITUTIONAL		22,202.49	250,000	218,473
			500,000	457,411	0.43%

Moderate Allocation
FPA CRESCENT PORTFOLIO		33,641.26	1,025,302	1,133,038
OAKMARK EQUITY & INCOME I		8,920.47	263,600	285,098
SEQUOIA FD INC COM		740.54	108,371	201,960
			1,397,273	1,620,096	1.51%

Precious Metals
MARKET VECTORS GOLD MINERS		25,000.00	1,223,726	343,750
SPDR GOLD SHARES	[3]	10,000.00	969,550	1,049,300
			2,193,276	1,393,050	1.30%

Utilities
GABELLI UTILS FUND CL AAA		9,964.73	113,000.00	94,266.00
UTILITIES SELECT SECTOR SPDR		23,000.00	734,317	1,011,770
			847,317	1,106,036	1.03%

World Allocation
WELLS FARGO ADVANTAGE ASSET ALLOC ADM		75,379.17	1,010,000	1,046,263
WINTERGREEN FD INVESTOR		7,005.79	102,985	116,366
			1,112,985	1,162,629	1.08%

TOTAL SPECIALTY FUNDS			8,021,204	7,936,911	7.39%

TOTAL STOCK MUTUAL FUNDS			8,276,776	8,177,711	7.62%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$26,586,017	$25,984,668	24.21%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
400 CAPITAL CREDIT OPPORTUNITIES FUND LP	[2,3]	$500,000	$666,134
CIVIC CAPITAL CURRENCY FUND LP	[2,3]	1,500,000	1,300,633
ELLIOTT ASSOCIATES LP CL A	[2,3]	2,000,000	3,881,115
ELLIOTT ASSOCIATES LP CL B	[2,3]	388,000	392,607
GRAHAM GROWTH PARTNERS, LP	[2,3]	1,000,000	1,053,598
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	3,327,073
INFINITY PREMIER FUND, LP	[2,3]	2,500,000	2,635,396
LITESPEED PARTNERS, LP	[2,3]	2,500,000	2,369,388
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	-	502,095
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	2,114,506	2,179,353
PASSPORT LONG SHORT FUND	[2,3]	1,000,000	1,055,153
PRIVET FUND LP	[2,3]	1,000,000	1,305,908
SERENGETI MULTI SERIES LLC	[2,3]	422,303	507,921
STARK INVESTMENTS LP	[2,3]	50,452	126,798
STARK STRUCTURED FINANCE ONSHORE FUND	[2,3]	13,352	10,545
TERRA ARGENTINE FUND LP	[2,3]	200,000	228,927
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	1,386,299	1,423,256
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A7	[2,3]	500,000	511,485
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A9	[2,3]	100,000	99,489
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A10	[2,3]	100,000	99,804
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A11	[2,3]	100,000	100,201
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A12	[2,3]	100,000	100,000
TOTAL LIMITED PARTNERSHIPS		20,210,479	23,876,879	22.25%

TOTAL OTHER INVESTMENTS		$20,210,479	$23,876,879	22.25%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Automobiles & Components	35,000.00	FIAT CHRYSLER AUTOMOBILES	[3]	$370,404	$553,000
	25,000.00	GENERAL MOTORS CORP COM		885,293	787,750
				1,255,697	1,340,750	1.25%

Consumer Services	50,000.00	ARCOS DORADOS HOLDINGS INC CL A		368,756	212,500	0.20%

Hotels, Restaurants & Leisure	15,000.00	CEDAR FAIR LP		446,330	804,750
	50,000.00	SEAWORLD ENTERTAINMENT INC COM		952,080	867,000
				1,398,410	1,671,750	1.56%

Media	15,000.00	DISCOVERY COMMUN NEW COM S	[3]	441,711	454,500
	15,000.00	TIME WARNER INC COM NEW		1,210,848	1,320,600
				1,652,559	1,775,100	1.65%

Retailing	5,000.00	CATO CORP NEW CL A		160,837	192,050	0.18%

Transportation	3,000.00	AMERICAN AIRLINES GROUP I COM		128,037	120,300	0.11%

TOTAL CONSUMER DISCRETIONARY				4,964,296	5,312,450	4.95%

CONSUMER STAPLES
Food & Staples Retailing	1,000.00	CVS HEALTH CORP COM		104,295	112,470	0.10%

Food, Beverage & Tobacco	25,000.00	AMBEV SA SPONSORED ADR		142,690	142,000
	7,500.00	COCA COLA FEMSA S A B SPON		699,466	566,625
	2,000.00	CONSTELLATION BRANDS CL A		181,438	240,040
	3,500.00	GENERAL MILLS INC COM		122,082	203,735
	1,000.00	HERSHEY CO COMMON		61,460	92,890
	10,000.00	NESTLE S A SPONSORED ADR		396,899	756,000
	7,500.00	PEPSICO INC COM		617,894	722,625
	4,000.00	REYNOLDS AMERICAN INC COM		143,516	343,160
	2,000.00	SMUCKER J M CO COM NEW COM		121,939	223,380
	1,000.00	WHITEWAVE FOODS CO COM CL	[3]	24,151	51,620
				2,511,535	3,342,075	3.11%

Household & Personal Products	11,500.00	PROCTER & GAMBLE CO COM		840,716	882,050	0.82%

TOTAL CONSUMER STAPLES				3,456,546	4,336,595	4.04%

ENERGY
Energy	14,696.00	AWILCO DRILLING LTD LN SHS		263,521	77,558
	400.00	CALIFORNIA RES CORP COM		3,096	1,692
	3,800.00	CHEVRON CORP		402,913	336,224
	4,643.00	CPFL ENERGIA S A SPONS		103,003	52,141
	5,404.00	EXXON MOBIL CORP COM		454,007	428,051
	8,000.00	HOLLYFRONTIER CORP COM		298,885	386,080

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
	7,000.00	MARATHON OIL CORP COM		187,014	147,070
	25,000.00	NORTHERN TIER ENERGY LP		568,819	625,000
	4,800.00	OCCIDENTAL PETE CP DEL COM		381,193	336,960
	1,500.00	ROYAL DUTCH SHELL ADR A		100,414	86,220
				2,762,865	2,476,996	2.31%

Pipelines	3,000.00	BP PRUDHOE BAY ROYALTY TRU		256,047	159,630
	2,000.00	BUCKEYE PARTNERS LP COM		124,792	149,940
	16,000.00	ENERGY TRANSFER EQUITY LP		150,093	481,280
	5,000.00	KINDER MORGAN INC KANS COM		173,187	173,200
	1,169.00	TARGA RESOURCES PARTNERS LP		75,015	43,767
	3,000.00	WILLIAMS CO INC DEL COM		109,004	157,440
				888,138	1,165,257	1.09%

TOTAL ENERGY				3,651,003	3,642,253	3.39%

FINANCIALS
Banks	3,000.00	BANK OF AMERICA CORP COM		50,497	53,640
	3,000.00	BB&T CORP COM		107,875	120,810
	10,000.00	BLUEHARBOR BANK NC COM	[3]	90,150	90,000
	2,500.00	WELLS FARGO & CO DEL COM		113,117	144,675
				361,639	409,125	0.38%

Diversified Financials	25,000.00	ALLY FINANCIAL INC COM	[3]	524,007	569,250
	5,000.00	ANNALY CAPITAL MGMT INC		82,125	49,750
	50,000.00	ARES CAPITAL CORP COM		843,826	804,500
	2,500.00	BERKSHIRE HATHAWAY INC CL B	[3]	185,406	356,850
	4,000.00	CALAMOS ASSET MGMT INC		51,070	48,040
	58,455.00	CAPITALA FINANCE CORP COM		1,107,985	892,608
	4,000.00	CARLYLE GROUP LP COM UTS		111,750	106,440
	5,000.00	CK HUTCHISON HLDGS LTD ADR		70,725	74,300
	1,300.00	CME GROUP		71,797	124,852
	3,000.00	DBS GROUP HLDGS LTD SPONS		160,845	180,690
	15,000.00	GOLUB CAPITAL BDC INC COM		226,480	244,500
	1,000.00	NEW YORK MORTGAGE TR INC COM PA		8,055	7,480
	25,000.00	OAKTREE CAP GROUP LLC UNIT		1,097,868	1,379,750
	10,000.00	PAYPAL HLDGS INC COM	[3]	306,102	387,000
	10,000.00	PROSPECT CAP CORP COM		104,150	71,300
	4,000.00	THE BLACKSTONE GROUP LP		121,054	157,000
				5,073,245	5,454,310	5.08%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
Insurance	1,500.00	AON PLC SHS CL A		121,687	151,155
	1,000.00	METLIFE INC COM		32,265	55,740
	2,500.00	TRAVELERS COMPANIES COM		203,356	265,300
	4,000.00	ZURICH INS GROUP LTD SPONS		122,260	121,920
				479,568	594,115	0.55%

Real Estate	1,000.00	DIGITAL RLTY TR INC COM		58,864	64,270
	6,000.00	EASTERLY GOVT PPTYS INC COM		94,785	94,800
	1,000.00	GEO GROUP INC COM		32,717	37,750
	125,000.00	GREEN REIT PLC SHS		203,609	212,684
	10,000.00	HANNON ARMSTRONG SUST COM		153,105	200,700
	1,000.00	HCP INC COM REIT		41,467	38,640
	10,000.00	IRSA INVESTMENTS & REPRESENTATIONS	[3]	107,792	169,100
	62,450.00	KENNEDY-WILSON EUROPE REAL		1,129,633	1,115,839
	5,000.00	KENNERY-WILSON HLDGS I COM		108,031	126,600
	15,000.00	MEDICAL PPTYS TR INC COM		185,835	205,050
	1,100.00	OMEGA HEALTHCARE INVS COM		34,106	39,886
	500.00	W P CAREY & CO LLC COM		31,927	30,595
				2,181,871	2,335,914	2.18%

TOTAL FINANCIALS				8,096,323	8,793,464	8.19%

HEALTH CARE
Health Care Equipment & Services	2,000.00	AMERISOURCEBERGEN CORP COM		57,550	211,500
	5,000.00	DAVITA HEALTHCARE PART COM	[3]	308,926	395,150
	3,550.00	LABORATORY CORP AMER HLDGS	[3]	329,250	451,880
	4,000.00	QUEST DIAGNOSTICS INC COM		222,640	295,240
	4,000.00	ROCHE HLDG LTD SPONS ADR		129,261	144,440
	1,500.00	VARIAN MEDICAL SYSTEMS INC	[3]	68,108	129,105
				1,115,735	1,627,315	1.52%

Pharmaceuticals & Biotechnology	10,000.00	ASTRAZENECA PLC SPONSORED		235,532	337,900
	3,000.00	ELI LILLY & CO COM		132,158	253,530
	26,500.00	PFIZER INC COM		533,833	955,590
	1,000.00	SEATTLE GENETICS INC COM	[3]	17,684	47,870
	1,000.00	TEVA PHARMACEUTCL INDS ADR		50,285	69,020
				969,492	1,663,910	1.55%

TOTAL HEALTH CARE				2,085,227	3,291,225	3.07%

INDUSTRIALS
Capital Goods	500.00	3M COMPANY		71,565	75,670
	4,000.00	AMERICAN RAILCAR INDS COM		177,169	159,800
	1,000.00	ROLLS ROYCE HOLDINGS P SPO		58,055	62,220
	1,000.00	WABTEC CORP COM		59,525	101,190
				366,314	398,880	0.37%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
Commercial Services & Supplies	5,000.00	BROOKFIELD INFRASTRUCTURE		143,408	209,300
	3,000.00	COVANTA HLDG CORP COM		63,948	59,220
	1,000.00	ECOLAB INC COM		105,289	115,810
	2,000.00	STERICYCLE INC COM	[3]	201,180	281,940
	6,000.00	US ECOLOGY INC COM		122,962	275,340
	500.00	WASTE MGMT INC DEL COM		17,412	25,565
				654,199	967,175	0.90%

Transportation	1,000.00	NORFOLK SOUTHERN CORP COM		73,330	84,330	0.08%

TOTAL INDUSTRIALS				1,093,843	1,450,385	1.35%

INFORMATION TECHNOLOGY
Semiconductors & Semiconductor Equipment	3,500.00	INTEL CORP COM		73,338	101,325	0.09%

Software & Services	5,000.00	CDK GLOBAL INC COM		127,425	258,200
	10,000.00	EBAY INC COM	[3]	207,766	281,200
	601.00	GOOGLE INC CL A	[3]	310,940	375,992
	3,500.00	MICROSOFT CORP COM		87,412	163,450
	4,000.00	ORACLE CORP COM		110,847	159,760
				844,390	1,238,602	1.15%

Technology Hardware & Equipment	3,500.00	APPLE INC COM		275,010	424,550
	5,700.00	CISCO SYSTEMS INC COM		111,359	161,994
	2,500.00	CORNING INC COM		51,787	46,700
	5,000.00	EMC CORP MASS COM		123,828	134,450
	3,500.00	QUALCOMM INC COM		197,845	225,365
	20,000.00	RELM HOLDINGS INC COM	[3]	53,773	68,400
	500.00	SYNAPTICS INC COM	[3]	33,775	39,690
				847,377	1,101,149	1.03%

TOTAL INFORMATION TECHNOLOGY				1,765,105	2,441,076	2.27%

MATERIALS	2,000.00	DOW CHEMICAL CO COM		103,142	94,120
	3,000.00	HI-CRUSH PARTNERS LP COM		118,516	51,810
	2,000.00	RPM INTL INC COM		42,339	93,740
TOTAL MATERIALS				263,997	239,670	0.22%

TELECOMMUNICATION SERVICES	2,000.00	AMERICA MOVIL SA DE CV SPO		55,017	38,760
	3,000.00	AT&T CORP COM		84,047	104,220
	4,500.00	BCE INC COM		191,785	185,130
	5,500.00	CONSOLIDATED COMM HLDG COM		102,683	109,615
	3,000.00	ORANGE SPONSORED ADR		47,540	49,170
	15,000.00	SINGAPORE TELECOMM LTD ADR		412,310	451,050
	2,000.00	SK TELECOM LTD SPONSORED A		27,904	47,980
	2,000.00	TELECOM ARGENTINA SA		36,419	32,020

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
	1,000.00	TELEFONICA BRASIL S.A.	28,025	13,020
	6,500.00	TELEFONICA S A SPONSORED A	108,423	99,320
TOTAL TELECOMMUNICATION SERVICES			1,094,153	1,130,285	1.05%

UTILITIES	2,000.00	AMERICAN ELEC PWR INC COM	79,050	113,140
	500.00	AMERICAN STS WTR CO COM	19,159	19,275
	8,000.00	AMERIGAS PARTNERS LP COM	348,077	367,280
	6,500.00	DOMINION RES INC VA COM	330,756	466,050
	10,187.00	DUKE ENERGY CORP COM	542,356	756,079
	1,000.00	ENTERGY CORP NEW COM	69,388	71,020
	3,000.00	SOUTHERN CO COM	122,610	134,190
	2,256.00	WEC ENERGY GROUP INC COM	89,900	110,544
TOTAL UTILITIES			1,601,296	2,037,578	1.90%

TOTAL INVESTMENTS IN COMMON STOCKS			$28,071,789	$32,674,981	30.44%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
CALL OPTIONS:
ALLY FINANCIAL INC CALL OPTION, $25 EXP 1/20/17	[3]	150	$33,099	$24,750
BHP BILLITON CALL OPTION, $50 EXP 1/15/16	[3]	60	21,995	3,000
CHEVRON CORP NEW CALL OPTION, $110 EXP 1/15/16	[3]	25	20,915	525
EOG RES INC CALL OPTION, $92.50 EXP 1/15/16	[3]	10	9,716	1,480
NAVIGATOR HOLDINGS CALL OPTION, $17.50 EXP 9/18/15	[3]	25	8,415	2,250
OCCIDENTAL PETE CALL OPTION, $85 EXP 1/15/16	[3]	40	17,063	1,520
PHILLIPS 66 CALL OPTION, $75 EXP 1/15/16	[3]	35	16,156	26,950
SCHLUMBERGER CALL OPTION, $90 EXP 1/15/16	[3]	20	9,632	4,400
SEADRILL LTD CALL OPTION, $14 EXP 1/15/16	[3]	30	4,998	600
TOTAL CALL OPTIONS			141,989	65,475	0.06%

PUT OPTIONS:
ISHARES RUSSELL 2000 INDEX PUT OPTION, $115 EXP 9/18/15	[3]	100	20,359	7,000
PWRSHRS QQQ TR PUT OPTION, $101 EXP 9/18/15	[3]	100	22,943	3,500
SPDR S&P 500 TR PUT OPTION, $190 EXP 12/19/15	[3]	50	27,035	13,200
SPDR S&P 500 TR PUT OPTION, $200 EXP 8/21/15	[3]	100	27,659	2,900
TOTAL PUT OPTIONS			97,996	26,600	0.02%

TOTAL INVESTMENTS IN OPTIONS			$239,985	$92,075	0.09%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

PREFERRED STOCKS:
LEARNINGSTATION.COM	[2,3]	1,224,661.00	$500,000	$-

TOTAL INVESTMENTS IN PREFERRED STOCKS			$500,000	$-	0.00%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Concluded)
July 31, 2015

		Market	Percent of
Company Name	Cost	Value	Net Assets

Short-term Investments MFB NI Treasury Money Market Fund	$22,708,959	$22,708,959	21.16%

TOTAL INVESTMENTS - MARKET VALUE		107,400,277	100.06%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES		(67,024)	-0.06%

TOTAL NET ASSETS		$107,333,253	100.00%

1In default

2Market value determined by the Fund's Board of Directors

3Non-income producing security

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
July 31, 2015

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
CALL OPTIONS:
AMERICAN AIRLINES CALL OPTION, $47 EXP 11/20/15	[3]	(20)	$(4,428)	$(2,100)
AMERICAN RAILCAR CALL OPTION, $60 EXP 9/18/15	[3]	(10)	(1,439)	(50)
AMERICAN RAILCAR CALL OPTION, $60 EXP 12/18/15	[3]	(10)	(2,354)	(200)
BB&T CORP CALL OPTION, $39 EXP 9/18/15	[3]	(20)	(1,528)	(4,000)
CORNING INC CALL OPTION, $23 EXP 11/20/15	[3]	(20)	(889)	(160)
CVS HEALTH CORP CALL OPTION, $115 EXP 8/21/15	[3]	(10)	(1,004)	(1,100)
TOTAL CALL OPTIONS - LIABILITIES			(11,642)	(7,610)	-0.01%

PUT OPTIONS:
AMERICAN AIRLINES PUT OPTION, $37 EXP 1/15/16	[3]	(30)	(6,424)	(7,920)
AMERICAN AIRLINES PUT OPTION, $38 EXP 11/20/15	[3]	(50)	(10,520)	(12,000)
BHP BILLITON PUT OPTION, $40 EXP 1/15/16	[3]	(60)	(19,629)	(9,900)
BIOGEN IDEC PUT OPTION, $360 EXP 1/15/16	[3]	(5)	(11,785)	(26,100)
CHEVRON CORP NEW PUT OPTION, $100 EXP 1/15/16	[3]	(30)	(21,252)	(40,200)
CORNING INC PUT OPTION, $18 EXP 11/20/15	[3]	(25)	(1,160)	(2,075)
EOG RES INC PUT OPTION, $75 EXP 1/15/16	[3]	(15)	(10,109)	(7,050)
GILEAD SCIENCE PUT OPTION, $95 EXP 11/20/15	[3]	(10)	(4,284)	(1,050)
GOOGLE INC PUT OPTION, $500 EXP 12/18/15	[3]	(5)	(9,234)	(1,600)
HOLOGIC INC PUT OPTION, $26 EXP 9/18/15	[3]	(40)	(4,137)	(200)
MERCK & CO INC PUT OPTION, $55 EXP 1/15/16	[3]	(20)	(3,768)	(3,040)
NAVIGATOR HOLDINGS PUT OPTION, $15 EXP 9/18/15	[3]	(40)	(7,936)	(600)
OCCIDENTAL PETE PUT OPTION, $67.50 EXP 1/15/16	[3]	(40)	(19,954)	(13,800)
PHILLIPS 66 PUT OPTION, $60 EXP 1/15/16	[3]	(35)	(16,034)	(2,450)
QUALCOMM INC PUT OPTION, $62.50 EXP 10/16/15	[3]	(30)	(5,342)	(4,350)
QUALCOMM INC PUT OPTION, $65 EXP 8/21/15	[3]	(25)	(3,660)	(3,275)
QUINTILES TRANS PUT OPTION, $70 EXP 8/21/15	[3]	(20)	(2,968)	(100)
SCHLUMBERGER PUT OPTION, $77.50 EXP 1/15/16	[3]	(20)	(10,268)	(6,600)
SEADRILL LTD PUT OPTION, $10 EXP 1/15/16	[3]	(50)	(5,921)	(10,500)
SEAWORLD ENTERTAINMENT PUT OPTION, $18 EXP 9/18/15	[3]	(250)	(18,352)	(28,750)
SPDR S&P 500 TR PUT OPTION, $160 EXP 12/19/15	[3]	(50)	(8,170)	(2,600)
VERIZON COMM PUT OPTION, $50 EXP 10/16/15	[3]	(20)	(4,471)	(7,300)
W P CAREY INC PUT OPTION, $60 EXP 10/16/15	[3]	(20)	(4,038)	(3,040)
WAYFAIR INC PUT OPTION, $22.50 EXP 8/21/15	[3]	(35)	(7,640)	(350)
TOTAL PUT OPTIONS - LIABILITIES			(217,056)	(194,850)	-0.18%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(228,698)	$(202,460)	-0.19%

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2015

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A. Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B. Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

C. Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2015

D. Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2010 and thereafter are subject to possible future examinations by tax authorities.

E. Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F. Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

G. Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H. Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2015

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

I. Investments in Limited Partnerships - Investments in limited partnerships are valued, as a practical expedient, utilizing the net asset valuations provided by the underlying limited partnerships when the net asset valuations of the investments are calculated (or adjusted by the Company if necessary) in a manner consistent with GAAP for investment companies. The Company applies the practical expedient to its investments in limited partnerships on an investment-by-investment basis, and consistently with the Company's entire position in a particular investment, unless it is probable that the Company will sell a portion of an investment at an amount different from the net asset valuation.

Investments in limited partnerships are included in Level 3 of the fair value hierarchy. In determining the level, the Company considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restriction on the disposition of the investment. The Company also considers the nature of the portfolios of the underlying limited partnership and their ability to liquidate their underlying investments. If the Company does not know when it will have the ability to redeem the investment or it does not have the ability to redeem its investment in the near term, the investment is included in Level 3 of the fair value hierarchy. In addition, investments which are not valued using the practical expedient are included in Level 3 in the fair value hierarchy.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2015

J. Fair Value-Valuation Processes - The Company establishes valuation processes and procedures to ensure that the valuation techniques are fair, consistent, and verifiable. The Company has designated a valuation subcommittee, that is comprised of senior management employees of the Company, that meets on a quarterly basis, or more frequently as needed, to approve the valuations of the Fund's investments. The valuation subcommittee establishes valuations which are then provided to the Company’s valuation committee, which is comprised of disinterested directors, who review and recommend the valuations to the Company’s Board of Directors to ratify. The Company’s valuations committee is responsible for developing the Company’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation processes.

The valuations of investments in limited partnerships are supported by information received from the limited partnerships, such as monthly net asset values, investor reports, and audited financial statements, when available. If it is probable that the Company will sell an investment at an amount different from the net asset valuation or in other situations where the practical expedient is not available, or when the Company believes alternative valuation techniques are more appropriate, the valuation committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in its determination of fair value.

The Company's Level 3 investments have been valued using the unadjusted net asset value of investments in limited partnerships. As a result, there were no unobservable inputs that have been internally developed by the Company in determining the fair values of its investments as of July 31, 2015.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2015

The following is a summary of the inputs used to value the Company’s investments as of July 31, 2015.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$2,062,715	$-	$-	$2,062,715
Mutual Funds
Bond Mutual Funds	17,806,957	-	-	17,806,957
Stock Mutual Funds	8,177,711	-	-	8,177,711
Other Investments
Limited Partnerships	-	-	23,876,879	23,876,879
Common Stocks
Common Stocks – Publicly Traded	32,767,056	-	-	32,767,056
Call Options	(7,610)	-	-	(7,610)
Put Options	(194,850)	-	-	(194,850)
Preferred Stocks	-	-	-	-
Cash and Cash Equivalents	22,708,959	-	-	22,708,959
Total Investments	$83,320,938	$-	$23,876,879	$107,197,817

The table below presents a reconciliation for the quarter ended July 31, 2015, for all Level 3 assets that are measured at fair value on a recurring basis.

	Balance	Accrued	Unrealized	Realized				Net Transfers	Balance
	as of	Discounts/	Gains &	Gains &	Net	Return of	Net	in (out of)	as of
Level 3 Assets	10/31/2014	Premiums	Losses	Losses	Purchases	Capital	Sales	Level 3	7/31/2015
Other Investments
Limited
Partnerships	$21,199,217	$-	$(983,800)	$869,179	$7,357,793	$(1,135,916)	$(3,429,594)	$-	$23,876,879
Total Investments	$21,199,217	$-	$(983,800)	$869,179	$7,357,793	$(1,135,916)	$(3,429,594)	$-	$23,876,879

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as July 31, 2015, were as follows:

Gross appreciation (excess of value over tax cost)	$11,560,898
Gross depreciation (excess of tax cost over value)	(9,179,173)
Net unrealized appreciation	$2,381,725
Cost of investments for income tax purposes	$105,018,552

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2015

4.	OPTIONS WRITTEN

As of July 31, 2015, portfolio securities valued at $390,470 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the quarter ended July 31, 2015 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2014	815	$142,775
Options written	1,226	292,006
Options terminated in closing purchase transactions	(681)	(129,425)
Options expired	(315)	(72,645)
Options exercised	(30)	(4,012)
Options outstanding at July 31, 2015	1,015	$228,699

5.	PLEDGED COLLATERAL

As of July 31, 2015, short-term investments in the amount of $4,747,313 were pledged as collateral for put options sold by the Company.

6.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $4,969,758 and have been assigned no value at July 31, 2015.

Item 2. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By /s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

September 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

September 10, 2015

/s/ M. Hunt Broyhill

M. Hunt Broyhill

Chairman and President

September 10, 2015